Commitments	12 Months Ended
Aug. 31, 2025
Commitments
Commitments

31. Commitments

In addition to the obligations under leases (note 17), the Company is subject to supply agreements with minimum spend commitments. The Company currently has a commitment to purchase 192 batteries from a supplier. The Company has received 25 batteries on this order and has made deposits to the supplier to cover an additional 71 batteries. Therefore, as at August 31, 2025, the Company is committed to purchase an additional 96 batteries. The amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years, is as follows:

$
2026	—
2027	2,299,172

In October 2021, EB Rental FL Corp. has entered into lease arrangement for premises, which have not commenced yet and therefore related right-of-use asset and lease liability are not recorded as at August 31, 2025. The lease offers EB Rental FL Corp. a termination clause in case certain contractual requirements are not met by the lessor at the lease commencement date.

The Company’s undiscounted lease commitments related to this lease are as follows as at August 31, 2025:

$
2026	90,000
2027	121,800
2028	124,236
2029 and thereafter	288,444
624,480